Borrowed Funds and Subordinated Debentures (Scheduled Maturities of Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2015	$ 10,000
2016	20,000
2017	30,000
Thereafter	30,465
Total	90,465
FHLB borrowings and repurchase agreements [Member]
Debt Instrument [Line Items]
2015	10,000
2016	20,000
2017	30,000
Total	60,000
Repurchase Agreements [Member]
Debt Instrument [Line Items]
Thereafter	15,000
Total	15,000
Subordinated Debentures [Member]
Debt Instrument [Line Items]
Thereafter	15,465
Total	$ 15,465